February 4, 2000


VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:        Office of Filings, Information & Consumer Services

Re:               Gabelli Equity Series Funds, Inc. (the "Fund")
                  File Nos. 33-41913/811-6367

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 10 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on January 31, 2000.

         If you have any questions concerning this filing, you may contact the undersigned at (617) 535-0528. Please acknowledge receipt of this transmission via Private Mailbox at FIRSTDATAIN1@EDGAR.wanmail.net.

                                                     Very truly yours,

                                                     /s/Teresa M. R. Hamlin
                                                     Teresa M. R. Hamlin
                                                     Assistant Secretary


cc:      B. Alpert
         R. Prins, Esq.
         P. Gilligan
         L. Dowd